Consolidated Balance Sheets	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Current assets:
Cash and cash equivalents	$ 20,890,350	$ 2,678,249	$ 43,112,523
Accounts receivable, net	1,863,838	238,953	1,510,284
Deferred offering costs	281,726	36,119
Promissory notes receivables, net	18,637,643	2,389,442
Current portion of long-term prepayments	8,087,313	1,036,835	14,990,889
Deposits and other receivables	167,506	21,475
Total current assets	49,928,376	6,401,073	59,613,696
Non-current assets:
Property and equipment, net	29,857	3,828	46,521
Long-term prepayments, net of current portion	801,000	102,692	3,895,247
Total non-current assets	830,857	106,520	3,941,768
TOTAL ASSETS	50,759,233	6,507,593	63,555,464
Current liabilities:
Accounts payable	205,767	26,380	205,767
Accrued liabilities and other payable	1,044,062	133,854	3,512,964
Contract liabilities	776,061	99,495	480,921
Total current liabilities	2,025,890	259,729	5,468,918
TOTAL LIABILITIES	2,025,890	259,729	5,468,918
Commitments and contingencies
Shareholders’ equity:
Ordinary share	121,404	15,565	81,317
Additional paid-in capital	84,060,340	10,776,967	65,664,351
Accumulated other comprehensive income (loss)	(11,687)	(1,498)	4,493
Accumulated deficit	(35,436,714)	(4,543,170)	(7,663,615)
Total shareholders' deficit	48,733,343	6,247,864	58,086,546
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	50,759,233	6,507,593	63,555,464
Related Party [Member]
Current liabilities:
Due to a director			$ 1,269,266